Schedule of Investment Income (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Investments [Abstract]
Investment Income, Interest	$ 624	$ 729	$ 2,757	$ 3,791
Dividend Income, Operating	5	15	19	12
Equity in net income/(loss) of subsidiaries	62	0	55	0
Investment expenses	(144)	(87)	(378)	(523)
Net investment income	$ 547	$ 657	$ 2,453	$ 3,280